File Number:  33-34801
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933




                                                           June 18, 2014



                          Pioneer Mid Cap Value VCT Portfolio

                Supplement to the March 1, 2014 Class I and Class II Shares Prospectuses, as in effect and as may be amended from time to time

Portfolio summary

The following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":

Portfolio management  Edward T. Shadek Jr., senior vice president of
                      Pioneer (portfolio manager of the portfolio since 2013)


____________________________________________

Management

The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Portfolio management

Day-to-day management of the portfolio is the responsibility of Edward T. Shadek Jr., senior vice president of Pioneer (portfolio manager of the portfolio since 2013). Mr. Shadek is supported by the equity team. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Pioneer's affiliates. Mr. Shadek joined Pioneer in January 2012.
Prior to joining Pioneer, he was co-founder and portfolio manager at Shaylor Capital. From 1997 to 2009, Mr. Shadek was senior managing director and deputy head of investments at Putnam Investments.





                                                                 27860-00-0614
                                      (c) 2014 Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds
                                                                   Member SIPC

                                                           June 18, 2014



                          Pioneer Mid Cap Value VCT Portfolio

                Supplement to the March 1, 2014 Class I and Class II Shares Prospectuses, as in effect and as may be amended from time to time

Portfolio summary

The following replaces the corresponding information under the heading "Management":

Portfolio management  Edward T. Shadek Jr., senior vice president of
                      Pioneer (portfolio manager of the portfolio since 2013)







                                                                 27859-00-0614
                                      (c) 2014 Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds
                                                                   Member SIPC